RECENT DEVELOPMENTS (Details) - 2013 Plan [Member] $ in Thousands	1 Months Ended
Jun. 30, 2017 USD ($) shares
Chief Executive Officer [Member]
Recent Developments [Line Items]
Compensation cost | $	$ 4,500
Chief Executive Officer [Member] | Time Vested Restricted Shares Units [Member]
Recent Developments [Line Items]
Non-option equity awards granted	85,228
Chief Executive Officer [Member] | RSUs [Member]
Recent Developments [Line Items]
Non-option equity awards granted	97,403
Chairman of the Board of Directors [Member] | Time Vested Restricted Shares Units [Member]
Recent Developments [Line Items]
Non-option equity awards granted	12,176
Compensation cost | $	$ 300
Members of Board of Directors [Member] | Time Vested Restricted Shares Units [Member]
Recent Developments [Line Items]
Non-option equity awards granted	3,044
Compensation cost | $	$ 600